FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

Interest rate risk management
Our interest rate swaps are intended to reduce the risk associated with fluctuations in interest rates payments. As of December 31, 2018, we have interest rate swaps whereby the floating rate on a notional principal amount of $500 million (December 31, 2017: $500 million) are swapped to fixed rate. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks, which may also participate in loan facilities to which the interest rate swaps are related.

Our interest rate swap contracts as at December 31, 2018 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
	500,000

Forward freight agreements
We take positions from time to time in the freight forward market, either as a hedge to a physical contract or as a speculative position. All such contracts are cleared through reputable clearing houses. Credit risk exists to the extent that our counterparties are unable to perform under the contracts but this risk is considered remote as well as participants post collateral security for their positions.

As of December 31, 2018, we had short positions through Capesize FFA of net 720 days at an average rate of $20,098 per day and long Panamax FFA positions of net 220 days at an average rate of $11,899 per day with maturity in 2019. As of December 31, 2018 we also had FFA options structured as zero cost collars covering an equivalent of four Capesize vessels in 2019 with an average ceiling of $29,250 per day and a floor of $14,125 per day and an equivalent of two Capesize vessels in 2020 with an average ceiling of $30,500 per day and a floor of $15,250 per day.
Bunker derivatives
We enter into cargo contracts from time to time. We are then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are usually well established banks or other well renowned institutions in the market.

As of December 31, 2018 and December 31, 2017, we had outstanding bunker swap agreements for about 14.0 thousand metric tonnes and 36.0 thousand metric tonnes, respectively.

Foreign currency risk
The majority of our transactions, assets and liabilities are denominated in United States dollars, our functional currency. However, we incur expenditure in currencies other than the functional currency, mainly in Norwegian Kroner and Singapore Dollars. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect of the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counter parties are unable to perform under the contracts but this risk is considered remote as the counter parties are well established banks.

As of December 31, 2018, we had contracts to swap USD to NOK for a notional amount of $5.1 million in addition to contracts to swap USD to EUR for a notional of $23.9 million. As of December 31, 2017, we had contracts to swap USD to NOK for a notional amount of $7.0 million.

Fair values
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.

The carrying value and estimated fair value of our financial instruments at December 31, 2018 and December 31, 2017 are as follows:

	2018	2018	2017	2017
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	305,352	305,352	309,029	309,029
Restricted cash	67,252	67,252	62,955	62,955
Marketable securities	12,033	12,033	16,300	16,300
Derivative assets	9,449	9,449	3,748	3,748
Liabilities
Long term debt - floating	1,185,294	1,185,294	1,069,538	1,069,538
Long term debt - convertible bond	—	—	185,835	178,856
Long term debt - sellers credit	—	—	44,000	44,000
Short term debt - convertible bond	167,359	167,382	—	—
Derivative liabilities	1,294	1,294	2,293	2,293

The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable equity securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	309,029	309,029	—	—
Restricted cash	62,955	62,955	—	—
Marketable equity securities	16,300	16,300	—	—
Derivative assets	3,748	—	3,748	—
Liabilities
Long term debt - floating	1,069,538	—	1,069,538	—
Long term debt - convertible bond	185,835	—	185,835	—
Long term debt - sellers credit	44,000	—	44,000	—
Derivative liabilities	2,293	—	2,293	—

There have been no transfers between different levels in the fair value hierarchy in 2018 and 2017.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	The carrying value of cash and cash equivalents, which are highly liquid, approximate fair value.

•	Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

•	Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

•	Convertible bond - quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

•	Sellers credit - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

•	Marketable securities - are listed equity securities for which the fair value is based on quoted market prices.

•	Derivatives - are based on the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2018, the following assets were measured at fair value on a nonrecurring basis:

•
The value of the Golden Eminence, a Panamax vessel, classified as held for sale, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreements.

During the year ended December 31, 2017, the following assets were measured at fair value on a nonrecurring basis:

•
The value of six Ultramax vessels classified as held for sale in the third quarter of 2017, was measured at fair value. The fair value was based on level three inputs and the expected market values based on sales agreements.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are equity securities in Scorpio Bulkers Inc. and for which the fair value as at the balance sheet date is the aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate swap, currency swap, bunker and freight derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both us and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken and DnB ASA. However, we believe this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. We do not require collateral or other security to support financial instruments subject to credit risk.